Columbia Dividend Income Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Income Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	29,618,142	501,435,144
Entertainment 0.3%
Walt Disney Co. (The)	1,159,365	129,361,947
Media 1.9%
Comcast Corp., Class A	17,034,352	729,921,983
Total Communication Services		1,360,719,074
Consumer Discretionary 5.1%
Distributors 0.5%
Genuine Parts Co.	1,149,864	171,628,701
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	2,034,740	594,713,807
Specialty Retail 2.5%
Home Depot, Inc. (The)	2,600,712	989,856,994
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	2,135,122	221,903,230
Total Consumer Discretionary		1,978,102,732
Consumer Staples 8.9%
Beverages 2.1%
Coca-Cola Co. (The)	8,339,317	500,525,807
PepsiCo, Inc.	1,820,589	301,016,185
Total		801,541,992
Consumer Staples Distribution & Retail 2.1%
Walmart, Inc.	14,016,063	821,481,452
Food Products 1.6%
General Mills, Inc.	2,662,882	170,903,767
Mondelez International, Inc., Class A	6,107,093	446,245,285
Total		617,149,052
Household Products 2.2%
Procter & Gamble Co. (The)	5,483,583	871,560,682
Tobacco 0.9%
Philip Morris International, Inc.	4,102,377	369,049,835
Total Consumer Staples		3,480,783,013
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.6%
Oil, Gas & Consumable Fuels 7.6%
Chevron Corp.	5,769,963	877,092,075
ConocoPhillips Co.	2,614,280	294,211,071
EOG Resources, Inc.	4,195,998	480,273,931
Exxon Mobil Corp.	8,649,482	904,043,859
Valero Energy Corp.	2,944,630	416,547,360
Total		2,972,168,296
Total Energy		2,972,168,296
Financials 17.8%
Banks 7.8%
Bank of America Corp.	13,387,266	462,128,422
JPMorgan Chase & Co.	8,384,886	1,560,091,889
PNC Financial Services Group, Inc. (The)	2,902,797	427,291,719
Wells Fargo & Co.	11,033,430	613,348,374
Total		3,062,860,404
Capital Markets 5.0%
Bank of New York Mellon Corp. (The)	6,377,598	357,719,472
BlackRock, Inc.	554,112	449,573,230
Blackstone, Inc.	1,376,410	175,932,726
CME Group, Inc.	2,420,233	533,298,342
Morgan Stanley	4,973,307	427,903,334
Total		1,944,427,104
Financial Services 1.7%
Visa, Inc., Class A	2,342,119	661,976,514
Insurance 3.3%
Chubb Ltd.	2,642,019	664,916,922
Marsh & McLennan Companies, Inc.	3,068,960	620,758,539
Total		1,285,675,461
Total Financials		6,954,939,483
Health Care 13.3%
Biotechnology 2.3%
AbbVie, Inc.	5,196,540	914,850,867

Columbia Dividend Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	3,984,260	472,692,606
Becton Dickinson & Co.	1,888,130	444,749,022
Medtronic PLC	4,385,321	365,560,359
Total		1,283,001,987
Health Care Providers & Services 2.8%
Elevance Health, Inc.	1,122,143	562,474,179
UnitedHealth Group, Inc.	1,101,117	543,511,351
Total		1,105,985,530
Pharmaceuticals 4.9%
Johnson & Johnson	6,365,231	1,027,220,979
Merck & Co., Inc.	6,899,383	877,256,548
Total		1,904,477,527
Total Health Care		5,208,315,911
Industrials 15.3%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	887,178	379,925,107
Northrop Grumman Corp.	1,007,904	464,663,902
Total		844,589,009
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	3,959,414	587,022,720
Building Products 1.0%
Trane Technologies PLC	1,349,852	380,617,768
Commercial Services & Supplies 0.9%
Waste Management, Inc.	1,765,752	363,126,899
Electrical Equipment 1.3%
Eaton Corp. PLC	1,711,864	494,728,696
Ground Transportation 2.1%
Union Pacific Corp.	3,239,227	821,759,498
Industrial Conglomerates 1.5%
Honeywell International, Inc.	3,045,080	605,148,748
Machinery 3.4%
Cummins, Inc.	986,356	264,945,085
Illinois Tool Works, Inc.	1,314,128	344,498,655
Parker-Hannifin Corp.	1,360,723	728,599,131
Total		1,338,042,871
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
Automatic Data Processing, Inc.	1,374,773	345,246,744
Booz Allen Hamilton Holding Corp.	1,412,526	208,644,215
Total		553,890,959
Total Industrials		5,988,927,168
Information Technology 18.1%
Communications Equipment 1.9%
Cisco Systems, Inc.	14,971,299	724,161,732
IT Services 3.1%
Accenture PLC, Class A	1,451,930	544,154,326
International Business Machines Corp.	3,656,212	676,508,906
Total		1,220,663,232
Semiconductors & Semiconductor Equipment 9.1%
Analog Devices, Inc.	3,289,135	630,921,876
Broadcom, Inc.	718,082	933,858,460
KLA Corp.	983,730	671,198,979
Lam Research Corp.	667,513	626,294,072
Microchip Technology, Inc.	4,605,986	387,547,662
Texas Instruments, Inc.	1,860,521	311,320,979
Total		3,561,142,028
Software 4.0%
Microsoft Corp.	3,776,981	1,562,310,421
Total Information Technology		7,068,277,413
Materials 3.2%
Chemicals 2.3%
Linde PLC	1,166,692	523,634,704
PPG Industries, Inc.	2,552,854	361,484,126
Total		885,118,830
Containers & Packaging 0.9%
Avery Dennison Corp.	984,127	213,093,019
Packaging Corp. of America	839,753	152,154,846
Total		365,247,865
Total Materials		1,250,366,695
Real Estate 1.5%
Industrial REITs 0.6%
Prologis, Inc.	1,779,176	237,110,785
Columbia Dividend Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.5%
AvalonBay Communities, Inc.	1,013,222	179,370,691
Specialized REITs 0.4%
Public Storage	626,162	177,748,607
Total Real Estate		594,230,083
Utilities 4.2%
Electric Utilities 2.6%
American Electric Power Co., Inc.	3,043,310	259,259,579
Entergy Corp.	2,291,315	232,728,865
NextEra Energy, Inc.	3,000,190	165,580,486
Southern Co. (The)	5,311,005	357,165,086
Total		1,014,734,016
Multi-Utilities 1.6%
Ameren Corp.	2,431,595	173,105,248
CMS Energy Corp.	2,671,832	153,283,002
DTE Energy Co.	1,179,653	127,815,402
WEC Energy Group, Inc.	2,494,981	195,831,059
Total		650,034,711
Total Utilities		1,664,768,727
Total Common Stocks (Cost $23,706,847,084)		38,521,598,595

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(a),(b)	503,290,096	503,189,438
Total Money Market Funds (Cost $503,108,737)		503,189,438
Total Investments in Securities (Cost: $24,209,955,821)		39,024,788,033
Other Assets & Liabilities, Net		85,343,154
Net Assets		39,110,131,187
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	497,490,621	2,058,913,958	(2,053,375,686)	160,545	503,189,438	(71,291)	20,612,575	503,290,096
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Dividend Income Fund  | Third Quarter Report 2024

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3QT139_05_P01_(04/24)